Shareholder Report, Holdings (Details) - Fidelity International Credit Central Fund	Jun. 30, 2024
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	11.90%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	36.50%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	12.40%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
United States
Holdings [Line Items]
Percent of Net Asset Value	30.60%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Germany
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.70%
France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.60%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	9.60%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	54.50%
AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.80%
AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	8.40%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%